PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8.5%
165,041  Schwab U.S. TIPS
ETF
$ 4,391,741
5.0
15,949  Vanguard Long-Term
Treasury ETF
882,857
1.0
45,762  Vanguard Total
International Bond ETF
2,198,864
2.5
Total Exchange-Traded
Funds
(Cost $7,482,823)
7,473,462
8.5
MUTUAL FUNDS : 91.3%
Affiliated Investment Companies : 91.3%
637,416  Voya High Yield Bond
Fund - Class R6
4,398,170
5.0
3,265,042  Voya Intermediate
Bond Fund - Class R6
28,601,772
32.3
110,224  Voya International
Index Portfolio - Class I
1,578,408
1.8
202,807  Voya Large Cap Value
Fund - Class R6
2,668,944
3.0
48,692  Voya Large-Cap
Growth Fund - Class
R6
2,695,583
3.0
80,903  Voya MI Dynamic
Small Cap Fund
- Class R6
1,118,081
1.3
173,449
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
889,795
1.0
149,007  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,999,672
2.3
194,637  Voya Multi-Manager
International Equity
Fund - Class I
2,240,277
2.5
94,166  Voya Multi-Manager
Mid Cap Value Fund
- Class I
884,222
1.0
1,311,266  Voya Short Duration
Bond Fund - Class R6
12,247,222
13.8
14,915  Voya Small Cap
Growth Fund - Class
R6
671,047
0.8
199,819  Voya U.S. Stock Index
Portfolio - Class I
4,022,354
4.5
833,141  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
7,873,183
8.9
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
345,057  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
$ 8,902,466
10.1
Total Mutual Funds
(Cost $81,988,482)
80,791,196
91.3
Total Long-Term
Investments
(Cost $89,471,305)
88,264,658
99.8
Total Investments in
Securities
(Cost $89,471,305) $ 88,264,658 99.8
Assets in Excess of
Other Liabilities 193,452 0.2
Net Assets $ 88,458,110 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 7,473,462 $ — $ — $ 7,473,462
Mutual Funds 80,791,196 — — 80,791,196
Total Investments, at fair value $ 88,264,658 $ — $ — $ 88,264,658
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 5,598,216 $ 114,314 $ (1,332,265) $ 17,905 $ 4,398,170 $ 71,296 $ (118,866) $ —
Voya Intermediate Bond Fund -
Class R6
25,245,935 5,347,997 (1,627,377) (364,783) 28,601,772 310,600 (6,297) —
Voya International Index Portfolio
- Class I
970,818 1,056,396 (394,200) (54,606) 1,578,408 — 51,920 —
Voya Large Cap Value Fund -
Class R6
— 2,976,396 (89,034) (218,418) 2,668,944 — (3,567) —
Voya Large Cap Value Portfolio -
Class R6
2,823,330 301,497 (3,106,436) (18,391) — 2,991 (144,191) 287,193
Voya Large-Cap Growth Fund -
Class R6
2,859,406 345,977 (214,474) (295,326) 2,695,583 — 3,380 —
Voya MI Dynamic Small Cap Fund
- Class R6
— 1,216,259 (29,168) (69,010) 1,118,081 — (1,037) —
Voya MidCap Opportunities
Portfolio - Class R6
1,931,596 132,286 (1,143,475) (30,612) 889,795 — (42,486) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
— 2,300,332 (53,897) (246,763) 1,999,672 — (3,261) —
Voya Multi-Manager International
Equity Fund - Class I
2,419,314 155,426 (274,286) (60,177) 2,240,277 — 69,253 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
2,035,158 33,328 (1,297,707) 113,443 884,222 — 30,142 —
Voya Short Duration Bond Fund -
Class R6
19,514,958 460,632 (7,518,350) (210,018) 12,247,222 185,975 106,770 —
Voya Small Cap Growth Fund -
Class R6
— 750,361 (17,733) (61,581) 671,047 — (854) —
Voya U.S. Stock Index Portfolio -
Class I
3,421,730 1,161,346 (355,449) (205,273) 4,022,354 — 24,168 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
8,391,193 110,109 (668,890) 40,771 7,873,183 — (14,244) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
9,252,875 426,836 (425,514) (351,731) 8,902,466 — 18,604 —
$ 84,464,529 $ 16,889,492 $ (18,548,255) $ (2,014,570) $ 80,791,196 $ 570,862 $ (30,566) $ 287,193
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Solution Conservative Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 447,974
Gross Unrealized Depreciation (1,654,621)
Net Unrealized Depreciation $ (1,206,647)